Long-Term Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 lender	Dec. 31, 2012	Dec. 31, 2013 Commercial paper	Dec. 31, 2011 Letters Of Credit
Short-term Debt [Line Items]
Maximum borrowing capacity	$ 600.0	$ 600.0	$ 600.0	$ 250.0
Line of credit facility term	5 years
Number of lenders in syndicate	13
Debt to equity ratio, max	60.00%
Debt to assets ratio, max	15.00%
Amount of assets, sold, transferred or disposed of in any trailing 4 quarters to total assets ratio, max	20.00%